COMBINED STATEMENTS OF PARENT COMPANY EQUITY - USD ($)	Total	Revelyst Business	Parent Company Investment Revelyst Business	Accumulated Other Comprehensive Income (Loss) Revelyst Business
Beginning balance at Mar. 31, 2021		$ 508,598,000	$ 513,864,000	$ (5,266,000)
Increase (Decrease) in Stockholders' Equity
Comprehensive income (loss)		78,365,000	78,377,000	(12,000)
Net transfers from (transfers to) parent		606,445,000	606,445,000	0
Ending balance at Mar. 31, 2022		1,193,408,000	1,198,686,000	(5,278,000)
Increase (Decrease) in Stockholders' Equity
Comprehensive income (loss)		(339,543,000)	(336,661,000)	(2,882,000)
Net transfers from (transfers to) parent		731,801,000	731,801,000	0
Ending balance at Mar. 31, 2023	$ 0	1,585,666,000	1,593,826,000	(8,160,000)
Increase (Decrease) in Stockholders' Equity
Comprehensive income (loss)		(3,998,000)	(5,358,000)	1,360,000
Net transfers from (transfers to) parent		(34,999,000)	(34,999,000)	0
Ending balance at Jun. 25, 2023		1,546,669,000	1,553,469,000	(6,800,000)
Beginning balance at Mar. 31, 2023	0	1,585,666,000	1,593,826,000	(8,160,000)
Increase (Decrease) in Stockholders' Equity
Comprehensive income (loss)		(239,736,000)	(242,282,000)	2,546,000
Net transfers from (transfers to) parent		(112,082,000)	(112,082,000)	0
Ending balance at Mar. 31, 2024	0	1,233,848,000	1,239,462,000	(5,614,000)
Increase (Decrease) in Stockholders' Equity
Comprehensive income (loss)		(1,218,000)	(1,286,000)	68,000
Net transfers from (transfers to) parent		(49,812,000)	(49,812,000)	0
Ending balance at Jun. 30, 2024	$ 0	$ 1,182,818,000	$ 1,188,364,000	$ (5,546,000)